Debt - Summary of Long-term Debt (Parenthetical) (Detail) - MXN ($) $ in Thousands	1 Months Ended		3 Months Ended		6 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Loan from foreign banks	$ 1,701,363,406	$ 1,600,968,832	$ 1,701,363,406	$ 1,600,968,832	$ 1,701,363,406	$ 1,600,968,832
LIBOR [member]
Disclosure of detailed information about borrowings [line items]
Interest rates			1.69428%	0.99789%	1.83707%	1.31767%
TIIE Rate [member]
Disclosure of detailed information about borrowings [line items]
Interest rates	7.6241%	6.1066%	7.6556%	6.1875%
Cetes Rate [member]
Disclosure of detailed information about borrowings [line items]
Interest rates	7.22%	5.69%	7.36%	5.96%	7.53%	6.09%